Condensed Consolidated Balance Sheets (Unaudited) (Q3) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 8,222	$ 15,595	$ 1,323
Accounts receivable	787	545	282
Inventory	1,948	1,588	677
Other current assets	240	136	137
Total current assets	11,197	17,864	2,419
Property, plant and equipment, net	573	570	540
Other assets	21	21	21
TOTAL ASSETS	11,791	18,455	7,471
Current liabilities
Accounts payable and accrued expenses	617	862
Accrued compensation	1,315	1,021	909
Other current liabilities	80	208	364
Total current liabilities	2,012	2,091	3,260
Other liabilities	126	126	126
Total liabilities	2,138	2,217	5,229
Commitments and contingencies
Stockholders' equity
Preferred stock	0	0	0
Common stock as of September 30, 2018 and December 31, 2017, par value $0.0001 per share; authorized 100,000,000 shares, issued and outstanding 505,315 and 271,357, respectively	1	0	0
Additional paid-in capital	203,559	197,367	169,496
Accumulated other comprehensive income:
Foreign currency translation adjustment	1,225	1,227	1,235
Accumulated deficit	(195,132)	(182,356)	(168,974)
Total stockholders' equity	9,653	16,238	1,757
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	11,791	18,455	7,471
Series A Junior Participating Preferred Stock [Member]
Stockholders' equity
Preferred stock	0	0	0
Series F Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 0	$ 0	$ 0